Investments in associates and other investments - Schedule of investment in associates (Details) - CAD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 17, 2025	Dec. 20, 2024	Dec. 31, 2025	Dec. 31, 2024
Investments in associates and other investments
Balance - Beginning of year			$ 12,183	$ 13,034
Investment in associates			2,550	448
Share of income (loss) and comprehensive income (loss), net			306	(1,665)
Gain on ownership dilution			53	366
Balance - End of year			$ 15,092	$ 12,183
Falco Resources Ltd
Investments in associates and other investments
Number of units acquired	6,250,000	1,790,000
Acquisition price per unit	$ 0.32	$ 0.25
Aggregate amount	$ 2,000	$ 400
Number of shares per unit			1
Number of warrants per unit			0.5
Proportion of ownership interest in associate			15.90%
Electric Elements Mining Corp
Investments in associates and other investments
Number of shares received upon disposal of subsidiaries			1,000,000
Proportion of ownership interest in associate			43.00%